Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Line Items]
Lease modification		$ 28,400	$ 23,500	$ 5,100
Lease liabilities	[1]	98,206	78,133
Addition to investment properties of leasehold land		200	200	200
Total cash outflow for leases		$ 12,000	13,100	$ 7,800
Bottom of Range [Member]
Lease [Line Items]
Lease term		2 years
Top of Range [Member]
Lease [Line Items]
Lease term		30 years
Leasehold Land [Member]
Lease [Line Items]
Lease liabilities		$ 3,800	$ 3,800

[1]	Lease liabilities in amount of approximately US$3.8 million and US$3.8 million was related to the leasehold land included in the investment properties as of December 31, 2025 and 2024, respectively. See Note 13.